Note 8 - Accounts Receivable - Components of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Receivable from Minera Juanicipio (Notes 10 & 18)	$ 323	$ 1,944
Value added tax ("IVA" and "GST")	382	152
Other receivables	3	1
Current trade receivables	$ 708	$ 2,097